Other current assets	12 Months Ended
Dec. 31, 2024
Other current assets
Other current assets

5. Other current assets

Other current assets consist of the following:

		As of December 31,
		2023	2024
		RMB	RMB	US$
Prepayment		21,956,225	28,947,278	3,965,761
Inventory	5.1	10,383,964	10,674,018	1,462,334
Receivables from third party payment service providers	5.2	7,833,192	12,693,037	1,738,939
Receivables from Funding Partners and other service providers		25,848,011	24,435,473	3,347,646
Receivable from broker for derivative collateral		411,567,717	267,280,381	36,617,262
Deposits prepaid to securities companies		50,143,583	1,231,094,816	168,659,298
Others	5.3	259,404,811	430,728,834	59,009,609
Total		787,137,503	2,005,853,837	274,800,849
Less: Allowance for other current assets		(116,860,992)	(72,671,045)	(9,955,892)
		670,276,511	1,933,182,792	264,844,957

5.1The Company’s inventory mainly consists of finished goods in educational services, repossessed vehicles, and products and packing materials to be sold in ready-to-cook meal business. Due to poor market response, these businesses had been wound down and the Company had recognized an impairment charge of RMB 0.24 million and nil for the years ended December 31, 2023 and 2024, respectively. As of December 31, 2024, the Company’s inventory gross amounts and valuation allowance were RMB 10,674,018 and RMB 9,179,453, respectively.

5.2The Company has accounts with third-party payment service providers mainly to overseas payment. The balance of receivables from third-party payment service providers is unrestricted as to withdrawal and use and readily available to the Company on demand.

5.3Others include borrowings to third - party individuals of RMB 76 million and RMB 46 million as of December 31, 2023 and 2024, respectively. Maturity dates of these borrowings range from January 15, 2022 to July 1, 2026, and the interest rates range from 0.00% to 5.50%. The borrowings are partially secured by certain financial and real estate assets.

Allowance for other current assets consists of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Balance at the beginning of the year	256,349,242	116,860,992	16,009,890
Additions/(reversal)	29,879,226	(15,572,138)	(2,133,374)
Charge-offs	(169,367,476)	(28,617,809)	(3,920,624)
Balance at the end of the year	116,860,992	72,671,045	9,955,892